Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Receivables and Prepaid Expenses	Note 5 – Receivables and Prepaid Expenses
	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Institutions	301	102
Prepaid expenses	743	20
Other	1,738	9

	2,782	131